INTANGIBLE ASSETS AND GOODWILL - Good will and intangible assets recognized through business combinations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets	$ 191	$ 7,921
Amortization expense	$ 277	0
Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	20 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	50 years
Brand
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Health Canada licenses
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets	$ 10,113
Amortization expense	$ 141	$ 0
Health Canada licenses | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	8 years
Health Canada licenses | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	50 years